PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS
Schedule of provisions

USD million	Product warranty	Restructuring	Other	Total
Balance at January 1, 2023	22.9	6.0	8.9	37.8
Translation differences	0.5	0.1	0.8	1.4
Provisions made during the year	5.3	0.0	1.5	6.8
Provisions used during the year	(4.4)	(2.5)	(1.9)	(8.8)
Provisions reversed during the year	(0.1)	(1.4)	(0.3)	(1.8)
Balance at December 31, 2023	24.2	2.2	9.0	35.4

Long-term provisions				5.5
Current provisions				29.9
Total				35.4

USD million	Product warranty	Restructuring	Other	Total
Balance at January 1, 2022	22.5	20.0	8.4	50.9
Translation differences	(0.4)	(1.2)	0.1	(1.5)
Provisions made during the year	7.0	4.5	3.5	15
Provisions used during the year	(6.2)	(17.3)	(3.1)	(26.6)
Balance at December 31, 2022	22.9	6.0	8.9	37.8

Long-term provisions				5.6
Current provisions				32.2
Total				37.8